                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08265

Morgan Stanley S&P 500 Index Fund
                        (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August  31, 2006

Date of reporting period: November 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2005(UNAUDITED)
--------------------------------------------------------------------------------

   NUMBER OF
    SHARES                                                                                                     VALUE
----------------                                                                                        --------------------

                     COMMON STOCKS (98.9%)
                     Advertising/Marketing Services (0.2%)
         55,257      Interpublic Group of Companies, Inc. (The)*                                               $    514,995
         23,795      Omnicom Group, Inc.                                                                          2,012,105
                                                                                                        --------------------
                                                                                                                  2,527,100
                                                                                                        --------------------
                     Aerospace & Defense (1.4%)
        107,223      Boeing Co.                                                                                   7,311,536
         26,266      General Dynamics Corp.                                                                       3,002,204
         15,884      Goodrich Corp.                                                                                 611,852
         15,506      L-3 Communications Holdings, Inc.                                                            1,155,197
         47,549      Lockheed Martin Corp.                                                                        2,881,469
         46,659      Northrop Grumman Corp.                                                                       2,676,827
         58,974      Raytheon Co.                                                                                 2,265,781
         23,086      Rockwell Collins, Inc.                                                                       1,055,030
                                                                                                        --------------------
                                                                                                                 20,959,896
                                                                                                        --------------------
                     Agricultural Commodities/Milling (0.1%)
         85,001      Archer-Daniels-Midland Co.                                                                   2,003,474
                                                                                                        --------------------

                     Air Freight/Couriers (1.0%)
         39,569      FedEx Corp.                                                                                  3,862,726
        144,680      United Parcel Service, Inc. (Class B)                                                       11,270,572
                                                                                                        --------------------
                                                                                                                 15,133,298
                                                                                                        --------------------
                     Airlines (0.1%)
         90,524      Southwest Airlines Co.                                                                       1,493,646
                                                                                                        --------------------

                     Alternative Power Generation (0.0%)
         74,213      Calpine Corp.*                                                                                  37,849
                                                                                                        --------------------

                     Aluminum (0.2%)
        113,994      Alcoa, Inc.                                                                                  3,124,576
                                                                                                        --------------------

                     Apparel/Footwear (0.5%)
         18,035      Cintas Corp.                                                                                   806,525
         49,668      Coach, Inc.*                                                                                 1,710,069
         15,470      Jones Apparel Group, Inc.                                                                      444,917
         14,022      Liz Claiborne, Inc.                                                                            489,087
         24,958      Nike, Inc. (Class B)                                                                         2,128,917
          6,868      Reebok International Ltd.                                                                      395,459
         11,671      V.F. Corp.                                                                                     661,162
                                                                                                        --------------------
                                                                                                                  6,636,136
                                                                                                        --------------------
                     Apparel/Footwear Retail (0.3%)
         75,718      Gap, Inc. (The)                                                                              1,315,979
         45,621      Limited Brands, Inc.                                                                         1,015,067
         28,931      Nordstrom, Inc.                                                                              1,066,975
         60,880      TJX Companies, Inc. (The)                                                                    1,364,321
                                                                                                        --------------------
                                                                                                                  4,762,342
                                                                                                        --------------------
                     Auto Parts: O.E.M. (0.2%)
         19,649      Dana Corp.                                                                                     136,954
         19,260      Eaton Corp.                                                                                  1,227,247
         25,158      Johnson Controls, Inc.                                                                       1,747,223
         16,814      Visteon Corp.*                                                                                 113,663
                                                                                                        --------------------
                                                                                                                  3,225,087
                                                                                                        --------------------
                     Automotive Aftermarket (0.0%)
          8,002      Cooper Tire & Rubber Co.                                                                       117,709
         23,007      Goodyear Tire & Rubber Co. (The)*                                                              394,110
                                                                                                        --------------------
                                                                                                                    511,819
                                                                                                        --------------------
                     Beverages: Alcoholic (0.4%)
        101,498      Anheuser-Busch Companies, Inc.                                                               4,439,523
         10,842      Brown-Forman Corp. (Class B)                                                                   746,580
         25,607      Constellation Brands Inc. (Class A)*                                                           604,837
          7,475      Molson Coors Brewing Co. (Class B)                                                             497,760
                                                                                                        --------------------
                                                                                                                  6,288,700
                                                                                                        --------------------
                     Beverages: Non-Alcoholic (0.9%)
        271,310      Coca-Cola Co. (The)                                                                         11,582,224
         39,384      Coca-Cola Enterprises Inc.                                                                     756,960
         18,142      Pepsi Bottling Group, Inc. (The)                                                               535,189
                                                                                                        --------------------
                                                                                                                 12,874,373
                                                                                                        --------------------
                     Biotechnology (1.5%)
        161,215      Amgen Inc.*                                                                                 13,047,130
         44,209      Biogen Idec Inc.*                                                                            1,892,587
         14,239      Chiron Corp.*                                                                                  630,788
         33,538      Genzyme Corp.*                                                                               2,493,215
         59,574      Gilead Sciences, Inc.*                                                                       3,019,806
         32,187      MedImmune, Inc.*                                                                             1,155,835
          6,737      Millipore Corp.*                                                                               430,225
                                                                                                        --------------------
                                                                                                                 22,669,586
                                                                                                        --------------------
                     Broadcasting (0.2%)
         70,904      Clear Channel Communications, Inc.                                                           2,308,634
         30,079      Univision Communications, Inc. (Class A)*                                                      909,288
                                                                                                        --------------------
                                                                                                                  3,217,922
                                                                                                        --------------------

                     Building Products (0.2%)
         23,966      American Standard Companies, Inc.                                                              912,625
         56,238      Masco Corp.                                                                                  1,674,205
                                                                                                        --------------------
                                                                                                                  2,586,830
                                                                                                        --------------------
                     Cable/Satellite TV (0.5%)
        286,936      Comcast Corp. (Class A)*                                                                     7,575,110
                                                                                                        --------------------

                     Casino/Gaming (0.2%)
         23,991      Harrah's Entertainment, Inc.                                                                 1,633,547
         44,566      International Game Technology                                                                1,308,012
                                                                                                        --------------------
                                                                                                                  2,941,559
                                                                                                        --------------------
                     Chemicals: Agricultural (0.2%)
         35,101      Monsanto Co.                                                                                 2,571,850
                                                                                                        --------------------

                     Chemicals: Major Diversified (0.9%)
        126,037      Dow Chemical Co. (The)                                                                       5,703,174
        120,180      Du Pont (E.I.) de Nemours & Co.                                                              5,137,695
         10,646      Eastman Chemical Co.                                                                           589,043
         15,697      Engelhard Corp.                                                                                463,062
         14,735      Hercules Inc.*                                                                                 173,284
         18,995      Rohm & Haas Co.                                                                                831,981
                                                                                                        --------------------
                                                                                                                 12,898,239
                                                                                                        --------------------
                     Chemicals: Specialty (0.3%)
         28,968      Air Products & Chemicals, Inc.                                                               1,714,037
          9,695      Ashland Inc.                                                                                   540,496
         42,246      Praxair, Inc.                                                                                2,196,792
          8,820      Sigma-Aldrich Corp.                                                                            582,473
                                                                                                        --------------------
                                                                                                                  5,033,798
                                                                                                        --------------------
                     Commercial Printing/Forms (0.1%)
         28,054      Donnelley (R.R.) & Sons Co.                                                                    959,447
                                                                                                        --------------------

                     Computer Communications (1.1%)
         55,417      Avaya Inc.*                                                                                    660,571
        835,035      Cisco Systems, Inc.*                                                                        14,646,514
         11,851      QLogic Corp.*                                                                                  391,794
                                                                                                        --------------------
                                                                                                                 15,698,879
                                                                                                        --------------------
                     Computer Peripherals (0.4%)
        314,985      EMC Corp.*                                                                                   4,387,741
         15,513      Lexmark International, Inc. (Class A)*                                                         738,729
         48,076      Network Appliance, Inc.*                                                                     1,399,973
         45,128      Seagate Technology  Inc. (Escrow)*                                                                   0
                                                                                                        --------------------
                                                                                                                  6,526,443
                                                                                                        --------------------
                     Computer Processing Hardware (2.0%)
        108,429      Apple Computer, Inc.*                                                                        7,353,655
        313,260      Dell, Inc.*                                                                                  9,447,922
         34,434      Gateway, Inc.*                                                                                 104,679
        374,353      Hewlett-Packard Co.                                                                         11,107,054
         24,277      NCR Corp.*                                                                                     824,204
        445,572      Sun Microsystems, Inc.*                                                                      1,679,806
                                                                                                        --------------------
                                                                                                                 30,517,320
                                                                                                        --------------------
                     Construction Materials (0.1%)
         13,366      Vulcan Materials Co.                                                                           891,512
                                                                                                        --------------------

                     Containers/Packaging (0.2%)
         14,261      Ball Corp.                                                                                     587,838
         13,969      Bemis Company, Inc.                                                                            384,846
         19,569      Pactiv Corp.*                                                                                  396,077
         10,829      Sealed Air Corp.*                                                                              559,968
         14,763      Temple-Inland Inc.                                                                             618,127
                                                                                                        --------------------
                                                                                                                  2,546,856
                                                                                                        --------------------
                     Contract Drilling (0.4%)
         20,575      Nabors Industries, Ltd. (Bermuda)*                                                           1,440,456
         17,863      Noble Corp. (Cayman Islands)                                                                 1,287,386
         14,231      Rowan Companies, Inc.                                                                          510,608
         42,959      Transocean Inc. (Cayman Islands)*                                                            2,742,503
                                                                                                        --------------------
                                                                                                                  5,980,953
                                                                                                        --------------------
                     Data Processing Services (0.9%)
         16,413      Affiliated Computer Services, Inc. (Class A)*                                                  915,517
         75,812      Automatic Data Processing, Inc.                                                              3,563,164
         24,145      Computer Sciences Corp.*                                                                     1,212,803
         18,300      Convergys Corp.*                                                                               303,780
        100,815      First Data Corp.                                                                             4,362,265
         24,580      Fiserv, Inc.*                                                                                1,118,636
         43,517      Paychex, Inc.                                                                                1,845,556
                                                                                                        --------------------
                                                                                                                 13,321,721
                                                                                                        --------------------
                     Department Stores (0.4%)
          8,411      Dillard's, Inc. (Class A)                                                                      176,379
         34,645      Federated Department Stores, Inc.                                                            2,232,177
         45,036      Kohl's Corp.*                                                                                2,071,656
         32,719      Penney (J.C.) Co., Inc.                                                                      1,716,766
                                                                                                        --------------------
                                                                                                                  6,196,978
                                                                                                        --------------------

                     Discount Stores (1.9%)
         14,875      Big Lots, Inc.*                                                                                182,814
         62,614      Costco Wholesale Corp.                                                                       3,129,448
         41,942      Dollar General Corp.                                                                           793,123
         20,240      Family Dollar Stores, Inc.                                                                     455,602
         13,355      Sears Holdings Corp.*                                                                        1,536,092
        115,594      Target Corp.                                                                                 6,185,435
        326,350      Wal-Mart Stores, Inc.                                                                       15,847,556
                                                                                                        --------------------
                                                                                                                 28,130,070
                                                                                                        --------------------
                     Drugstore Chains (0.6%)
        106,218      CVS Corp.                                                                                    2,870,010
        133,591      Walgreen Co.                                                                                 6,102,437
                                                                                                        --------------------
                                                                                                                  8,972,447
                                                                                                        --------------------
                     Electric Utilities (3.0%)
         85,347      AES Corp. (The)*                                                                             1,345,922
         21,264      Allegheny Energy, Inc.*                                                                        591,777
         26,625      Ameren Corp.                                                                                 1,396,748
         51,374      American Electric Power Co., Inc.                                                            1,877,206
         40,447      CenterPoint Energy, Inc.                                                                       534,709
         25,987      Cinergy Corp.                                                                                1,067,546
         28,651      CMS Energy Corp.*                                                                              400,541
         31,928      Consolidated Edison, Inc.                                                                    1,454,001
         23,255      Constellation Energy Group, Inc.                                                             1,232,282
         44,529      Dominion Resources, Inc.                                                                     3,381,978
         23,237      DTE Energy Co.                                                                               1,014,063
        121,046      Duke Energy Corp.                                                                            3,251,296
         42,572      Edison International                                                                         1,920,849
         27,123      Entergy Corp.                                                                                1,898,610
         87,618      Exelon Corp.                                                                                 4,559,641
         43,098      FirstEnergy Corp.                                                                            2,023,882
         51,484      FPL Group, Inc.                                                                              2,182,407
         48,745      PG&E Corp.                                                                                   1,792,841
         12,905      Pinnacle West Capital Corp.                                                                    535,428
         49,588      PPL Corp.                                                                                    1,457,887
         32,826      Progress Energy, Inc.                                                                        1,469,948
         31,232      Public Service Enterprise Group, Inc.                                                        1,958,871
         97,582      Southern Co. (The)                                                                           3,387,071
         27,160      TECO Energy, Inc.                                                                              475,028
         31,367      TXU Corp.                                                                                    3,219,195
         52,625      Xcel Energy, Inc.                                                                              974,089
                                                                                                        --------------------
                                                                                                                 45,403,816
                                                                                                        --------------------
                     Electrical Products (0.4%)
         22,345      American Power Conversion Corp.                                                                500,751
         12,102      Cooper Industries Ltd. (Class A) (Bermuda)                                                     880,299
         53,977      Emerson Electric Co.                                                                         4,081,201
         18,936      Molex Inc.                                                                                     507,295
                                                                                                        --------------------
                                                                                                                  5,969,546
                                                                                                        --------------------
                     Electronic Components (0.1%)
         22,470      Jabil Circuit, Inc.*                                                                           744,206
         68,680      Sanmina-SCI Corp.*                                                                             284,335
        127,038      Solectron Corp.*                                                                               456,066
                                                                                                        --------------------
                                                                                                                  1,484,607
                                                                                                        --------------------
                     Electronic Equipment/Instruments (0.6%)
         64,572      Agilent Technologies, Inc.*                                                                  2,302,638
        215,353      JDS Uniphase Corp.*                                                                            553,457
         23,729      Rockwell Automation, Inc.                                                                    1,339,027
         20,018      Scientific-Atlanta, Inc.                                                                       847,162
         31,757      Symbol Technologies, Inc.                                                                      362,983
         11,040      Tektronix, Inc.                                                                                282,514
         21,117      Thermo Electron Corp.*                                                                         651,459
        125,370      Xerox Corp.*                                                                                 1,780,254
                                                                                                        --------------------
                                                                                                                  8,119,494
                                                                                                        --------------------
                     Electronic Production Equipment (0.4%)
        212,002      Applied Materials, Inc.                                                                      3,839,356
         25,817      KLA-Tencor Corp.                                                                             1,321,572
         18,110      Novellus Systems, Inc.*                                                                        446,774
         25,709      Teradyne, Inc.*                                                                                376,123
                                                                                                        --------------------
                                                                                                                  5,983,825
                                                                                                        --------------------
                     Electronics/Appliance Stores (0.2%)
         52,894      Best Buy Co., Inc.                                                                           2,551,607
         21,494      Circuit City Stores - Circuit City Group                                                       449,869
         17,546      RadioShack Corp.                                                                               400,224
                                                                                                        --------------------
                                                                                                                  3,401,700
                                                                                                        --------------------
                     Electronics/Appliances (0.1%)
         37,527      Eastman Kodak Co.                                                                              899,522
         10,435      Maytag Corp.                                                                                   185,534
          8,728      Whirlpool Corp.                                                                                714,387
                                                                                                        --------------------
                                                                                                                  1,799,443
                                                                                                        --------------------

                     Engineering & Construction (0.1%)
         11,333      Fluor Corp.                                                                                    839,775
                                                                                                        --------------------

                     Environmental Services (0.2%)
         28,509      Allied Waste Industries, Inc.*                                                                 239,761
         73,447      Waste Management, Inc.                                                                       2,196,800
                                                                                                        --------------------
                                                                                                                  2,436,561
                                                                                                        --------------------
                     Finance/Rental/Leasing (1.8%)
         37,722      Capital One Financial Corp.                                                                  3,133,189
         26,356      CIT Group, Inc.                                                                              1,304,622
         77,694      Countrywide Financial Corp.                                                                  2,704,528
        126,471      Fannie Mae                                                                                   6,076,932
         90,289      Freddie Mac                                                                                  5,638,548
        164,356      MBNA Corp.                                                                                   4,399,810
          8,390      Ryder System, Inc.                                                                             355,988
         54,557      SLM Corp.                                                                                    2,866,970
                                                                                                        --------------------
                                                                                                                 26,480,587
                                                                                                        --------------------
                     Financial Conglomerates (4.6%)
        162,141      American Express Co.                                                                         8,337,290
        675,546      Citigroup, Inc.                                                                             32,797,758
        459,004      JPMorgan Chase & Co.                                                                        17,556,903
         36,547      Principal Financial Group, Inc.                                                              1,851,836
         67,031      Prudential Financial, Inc.                                                                   5,188,199
         43,235      State Street Corp.                                                                           2,494,227
                                                                                                        --------------------
                                                                                                                 68,226,213
                                                                                                        --------------------
                     Financial Publishing/Services (0.4%)
         17,019      Equifax, Inc.                                                                                  651,828
         48,842      McGraw-Hill Companies, Inc. (The)                                                            2,591,068
         33,026      Moody's Corp.                                                                                1,986,514
                                                                                                        --------------------
                                                                                                                  5,229,410
                                                                                                        --------------------
                     Food Distributors (0.2%)
         82,716      SYSCO Corp.                                                                                  2,673,381
                                                                                                        --------------------

                     Food Retail (0.3%)
         48,137      Albertson's, Inc.                                                                            1,131,220
         94,599      Kroger Co.*                                                                                  1,840,897
         58,629      Safeway Inc.                                                                                 1,363,124
         17,757      Supervalu, Inc.                                                                                581,009
                                                                                                        --------------------
                                                                                                                  4,916,250
                                                                                                        --------------------
                     Food: Major Diversified (1.5%)
         24,167      Campbell Soup Co.                                                                              730,085
         67,671      ConAgra Foods Inc.                                                                           1,454,926
         47,826      General Mills, Inc.                                                                          2,273,170
         44,538      Heinz (H.J.) Co.                                                                             1,546,359
         33,472      Kellogg Co.                                                                                  1,475,111
        218,188      PepsiCo, Inc.                                                                               12,916,730
        102,513      Sara Lee Corp.                                                                               1,851,385
                                                                                                        --------------------
                                                                                                                 22,247,766
                                                                                                        --------------------
                     Food: Meat/Fish/Dairy (0.0%)
         32,842      Tyson Foods, Inc. (Class A)                                                                    552,731
                                                                                                        --------------------

                     Food: Specialty/Candy (0.2%)
         23,985      Hershey Foods Corp.                                                                          1,300,467
         17,495      McCormick & Co., Inc. (Non-Voting)                                                             546,194
         23,489      Wrigley (Wm.) Jr. Co.                                                                        1,611,111
                                                                                                        --------------------
                                                                                                                  3,457,772
                                                                                                        --------------------
                     Forest Products (0.2%)
         14,485      Louisiana-Pacific Corp.                                                                        390,660
         32,008      Weyerhaeuser Co.                                                                             2,122,450
                                                                                                        --------------------
                                                                                                                  2,513,110
                                                                                                        --------------------
                     Gas Distributors (0.2%)
         37,429      Dynegy, Inc. (Class A)*                                                                        179,285
         22,772      KeySpan Corp.                                                                                  764,228
          5,769      Nicor Inc.                                                                                     231,337
         35,605      NiSource, Inc.                                                                                 766,576
          4,984      Peoples Energy Corp.                                                                           179,075
         33,469      Sempra Energy                                                                                1,470,963
                                                                                                        --------------------
                                                                                                                  3,591,464
                                                                                                        --------------------
                     Home Building (0.4%)
         16,769      Centex Corp.                                                                                 1,204,853
         35,569      D.R. Horton, Inc.                                                                            1,260,565
         10,134      KB Home                                                                                        707,049
         17,490      Lennar Corp. (Class A)                                                                       1,008,823
         28,031      Pulte Homes, Inc.                                                                            1,166,931
                                                                                                        --------------------
                                                                                                                  5,348,221
                                                                                                        --------------------

                     Home Furnishings (0.1%)
         24,642      Leggett & Platt, Inc.                                                                          578,594
         35,972      Newell Rubbermaid, Inc.                                                                        829,874
                                                                                                        --------------------
                                                                                                                  1,408,468
                                                                                                        --------------------
                     Home Improvement Chains (1.3%)
        279,665      Home Depot, Inc. (The)                                                                      11,684,404
        101,874      Lowe's Companies, Inc.                                                                       6,874,458
         14,875      Sherwin-Williams Co.                                                                           652,120
                                                                                                        --------------------
                                                                                                                 19,210,982
                                                                                                        --------------------
                     Hospital/Nursing Management (0.3%)
         55,356      HCA, Inc.                                                                                    2,822,602
         32,299      Health Management Associates, Inc. (Class A)                                                   756,443
         10,334      Manor Care, Inc.                                                                               407,470
         61,225      Tenet Healthcare Corp.*                                                                        478,780
                                                                                                        --------------------
                                                                                                                  4,465,295
                                                                                                        --------------------
                     Hotels/Resorts/Cruiselines (0.5%)
         56,394      Carnival Corp. (Panama)                                                                      3,072,909
         42,810      Hilton Hotels Corp.                                                                            938,395
         22,370      Marriott International, Inc. (Class A)                                                       1,445,326
         28,444      Starwood Hotels & Resorts Worldwide, Inc.                                                    1,720,862
                                                                                                        --------------------
                                                                                                                  7,177,492
                                                                                                        --------------------
                     Household/Personal Care (2.5%)
          9,852      Alberto-Culver Co.                                                                             428,365
         61,513      Avon Products, Inc.                                                                          1,682,381
         19,824      Clorox Co. (The)                                                                             1,076,047
         67,871      Colgate-Palmolive Co.                                                                        3,700,327
         10,669      International Flavors & Fragrances, Inc.                                                       347,169
         62,234      Kimberly-Clark Corp.                                                                         3,670,561
        448,880      Procter & Gamble Co. (The)                                                                  25,671,447
                                                                                                        --------------------
                                                                                                                 36,576,297
                                                                                                        --------------------
                     Industrial Conglomerates (5.5%)
         99,968      3M Co.                                                                                       7,845,489
         31,049      Danaher Corp.                                                                                1,723,219
      1,385,150      General Electric Co.**                                                                      49,477,558
        111,737      Honeywell International, Inc.                                                                4,082,870
         44,075      Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                                  1,746,692
         12,114      ITT Industries, Inc.                                                                         1,317,519
         17,479      Textron, Inc.                                                                                1,379,093
        264,448      Tyco International Ltd. (Bermuda)                                                            7,542,057
        133,900      United Technologies Corp.                                                                    7,209,176
                                                                                                        --------------------
                                                                                                                 82,323,673
                                                                                                        --------------------
                     Industrial Machinery (0.2%)
         27,278      Illinois Tool Works Inc.                                                                     2,407,829
         15,639      Parker Hannifin Corp.                                                                        1,069,864
                                                                                                        --------------------
                                                                                                                  3,477,693
                                                                                                        --------------------
                     Industrial Specialties (0.1%)
         24,060      Ecolab Inc.                                                                                    800,476
         22,199      PPG Industries, Inc.                                                                         1,348,145
                                                                                                        --------------------
                                                                                                                  2,148,621
                                                                                                        --------------------
                     Information Technology Services (1.4%)
         22,263      Citrix Systems, Inc.*                                                                          604,218
         67,807      Electronic Data Systems Corp.                                                                1,562,951
        208,513      International Business Machines Corp.                                                       18,536,806
         44,498      Unisys Corp.*                                                                                  273,663
                                                                                                        --------------------
                                                                                                                 20,977,638
                                                                                                        --------------------
                     Insurance Brokers/Services (0.2%)
         41,620      AON Corp.                                                                                    1,515,384
         69,941      Marsh & McLennan Companies, Inc.                                                             2,160,477
                                                                                                        --------------------
                                                                                                                  3,675,861
                                                                                                        --------------------
                     Integrated Oil (5.2%)
         10,438      Amerada Hess Corp.                                                                           1,278,864
        294,247      Chevron Corp.                                                                               16,863,296
        181,880      ConocoPhillips                                                                              11,005,559
        823,857      Exxon Mobil Corp.                                                                           47,808,422
         21,448      Murphy Oil Corp.                                                                             1,060,818
                                                                                                        --------------------
                                                                                                                 78,016,959
                                                                                                        --------------------
                     Internet Retail (0.1%)
         38,500      Amazon.com, Inc.*                                                                            1,865,710
                                                                                                        --------------------

                     Internet Software/Services (0.5%)
         68,251      Siebel Systems, Inc.                                                                           716,636
        163,849      Yahoo!, Inc.*                                                                                6,591,645
                                                                                                        --------------------
                                                                                                                  7,308,281
                                                                                                        --------------------
                     Investment Banks/Brokers (2.3%)
         32,428      AMERIPRISE FINANCIAL INC                                                                     1,363,597
         14,697      Bear Stearns Companies, Inc. (The)                                                           1,631,220
         48,423      E*TRADE Group, Inc.*                                                                           945,217
         60,757      Goldman Sachs Group Inc. (The)                                                               7,835,223
         35,559      Lehman Brothers Holdings Inc.                                                                4,480,434
        121,041      Merrill Lynch & Co., Inc.                                                                    8,039,543
        141,917      Morgan Stanley+                                                                              7,951,610
        135,794      Schwab (Charles) Corp. (The)                                                                 2,070,859
                                                                                                        --------------------
                                                                                                                 34,317,703
                                                                                                        --------------------

                     Investment Managers (0.4%)
         11,069      Federated Investors, Inc. (Class B)                                                            404,461
         19,398      Franklin Resources, Inc.                                                                     1,801,686
         29,124      Janus Capital Group, Inc.                                                                      558,307
         54,639      Mellon Financial Corp.                                                                       1,838,056
         16,958      Price (T.) Rowe Group, Inc.                                                                  1,220,128
                                                                                                        --------------------
                                                                                                                  5,822,638
                                                                                                        --------------------
                     Life/Health Insurance (0.8%)
         65,554      AFLAC, Inc.                                                                                  3,146,592
         17,610      Jefferson-Pilot Corp.                                                                          978,236
         22,538      Lincoln National Corp.                                                                       1,171,525
         98,846      MetLife, Inc.                                                                                5,084,638
         13,632      Torchmark Corp.                                                                                737,764
         38,923      UnumProvident Corp.                                                                            856,306
                                                                                                        --------------------
                                                                                                                 11,975,061
                                                                                                        --------------------
                     Major Banks (4.7%)
        525,001      Bank of America Corp.                                                                       24,092,296
        101,713      Bank of New York Co., Inc. (The)                                                             3,295,501
         71,541      BB&T Corp.                                                                                   3,044,070
         21,856      Comerica, Inc.                                                                               1,260,436
         30,160      Huntington Bancshares, Inc.                                                                    722,634
         53,482      KeyCorp                                                                                      1,773,463
         74,305      National City Corp.                                                                          2,519,683
         37,992      PNC Financial Services Group                                                                 2,422,750
         60,170      Regions Financial Corp.                                                                      2,027,127
         47,371      SunTrust Banks, Inc.                                                                         3,445,766
        206,103      Wachovia Corp.                                                                              11,005,900
        220,566      Wells Fargo & Co.                                                                           13,862,573
                                                                                                        --------------------
                                                                                                                 69,472,199
                                                                                                        --------------------
                     Major Telecommunications (2.9%)
         49,886      ALLTEL Corp.                                                                                 3,333,881
        513,385      AT&T INC                                                                                    12,788,428
        239,423      BellSouth Corp.                                                                              6,526,671
        383,244      Sprint Nextel Corp.                                                                          9,596,430
        361,314      Verizon Communications Inc.                                                                 11,554,822
                                                                                                        --------------------
                                                                                                                 43,800,232
                                                                                                        --------------------
                     Managed Health Care (1.8%)
         37,886      Aetna, Inc.                                                                                  3,504,076
         58,799      Caremark Rx, Inc.*                                                                           3,021,681
         16,799      CIGNA Corp.                                                                                  1,890,223
         21,046      Coventry Health Care, Inc.*                                                                  1,253,710
         21,222      Humana, Inc.*                                                                                  972,604
        165,047      UnitedHealth Group Inc.                                                                      9,879,713
         80,178      WellPoint Inc.*                                                                              6,160,076
                                                                                                        --------------------
                                                                                                                 26,682,083
                                                                                                        --------------------
                     Media Conglomerates (2.0%)
        262,654      Disney (Walt) Co. (The)                                                                      6,547,964
        320,086      News Corp Inc. (Class A)                                                                     4,740,474
        613,361      Time Warner, Inc.                                                                           11,028,231
        207,143      Viacom Inc. (Class B) (Non-Voting)                                                           6,918,576
                                                                                                        --------------------
                                                                                                                 29,235,245
                                                                                                        --------------------
                     Medical Distributors (0.5%)
         13,563      AmerisourceBergen Corp.                                                                      1,089,787
         55,772      Cardinal Health, Inc.                                                                        3,566,619
         40,290      McKesson Corp.                                                                               2,026,587
         17,900      Patterson Companies, Inc.*                                                                     625,426
                                                                                                        --------------------
                                                                                                                  7,308,419
                                                                                                        --------------------
                     Medical Specialties (2.1%)
         25,523      Applera Corp. - Applied Biosystems Group                                                       703,924
         13,758      Bard (C.R.), Inc.                                                                              892,481
          7,026      Bausch & Lomb, Inc.                                                                            570,933
         81,340      Baxter International, Inc.                                                                   3,163,313
         32,659      Becton, Dickinson & Co.                                                                      1,901,734
         32,609      Biomet, Inc.                                                                                 1,161,533
         77,162      Boston Scientific Corp.*                                                                     2,043,250
         15,931      Fisher Scientific International, Inc.*                                                       1,027,231
         43,124      Guidant Corp.                                                                                2,659,888
         20,891      Hospira, Inc.*                                                                                 922,338
        158,244      Medtronic, Inc.                                                                              8,793,619
         16,253      Pall Corp.                                                                                     451,183
         17,020      PerkinElmer, Inc.                                                                              388,226
         47,640      St. Jude Medical, Inc.*                                                                      2,275,763
         37,961      Stryker Corp.                                                                                1,643,711
         15,027      Waters Corp.*                                                                                  589,509
         32,319      Zimmer Holdings, Inc.*                                                                       2,025,432
                                                                                                        --------------------
                                                                                                                 31,214,068
                                                                                                        --------------------
                     Miscellaneous Commercial Services (0.0%)
         17,132      Sabre Holdings Corp. (Class A)                                                                 391,809
                                                                                                        --------------------

                     Miscellaneous Manufacturing (0.1%)
         26,459      Dover Corp.                                                                                  1,070,267
                                                                                                        --------------------

                     Motor Vehicles (0.4%)
        242,128      Ford Motor Co.                                                                               1,968,501
         73,891      General Motors Corp.                                                                         1,618,213
         35,856      Harley-Davidson, Inc.                                                                        1,931,204
                                                                                                        --------------------
                                                                                                                  5,517,918
                                                                                                        --------------------
                     Multi-Line Insurance (1.9%)
        339,085      American International Group, Inc.                                                          22,766,167
         39,132      Hartford Financial Services Group, Inc. (The)                                                3,418,963
         17,713      Loews Corp.                                                                                  1,710,722
         16,344      Safeco Corp.                                                                                   919,350
                                                                                                        --------------------
                                                                                                                 28,815,202
                                                                                                        --------------------
                     Office Equipment/Supplies (0.1%)
         14,433      Avery Dennison Corp.                                                                           848,516
         29,904      Pitney Bowes, Inc.                                                                           1,245,801
                                                                                                        --------------------
                                                                                                                  2,094,317
                                                                                                        --------------------
                     Oil & Gas Pipelines (0.2%)
         86,150      El Paso Corp.                                                                                  946,788
         12,484      Kinder Morgan, Inc.                                                                          1,131,050
         74,764      Williams Companies, Inc. (The)                                                               1,607,426
                                                                                                        --------------------
                                                                                                                  3,685,264
                                                                                                        --------------------
                     Oil & Gas Production (1.5%)
         30,882      Anadarko Petroleum Corp.                                                                     2,798,218
         42,969      Apache Corp.                                                                                 2,805,016
         49,789      Burlington Resources, Inc.                                                                   3,597,255
         59,220      Devon Energy Corp.                                                                           3,565,044
         31,373      EOG Resources, Inc.                                                                          2,251,013
         15,074      Kerr-McGee Corp.                                                                             1,303,147
         52,240      Occidental Petroleum Corp.                                                                   4,142,632
         47,206      XTO Energy Inc.                                                                              1,920,812
                                                                                                        --------------------
                                                                                                                 22,383,137
                                                                                                        --------------------
                     Oil Refining/Marketing (0.5%)
         47,825      Marathon Oil Corp.                                                                           2,835,544
         17,848      Sunoco, Inc.                                                                                 1,377,866
         39,931      Valero Energy Corp.                                                                          3,841,362
                                                                                                        --------------------
                                                                                                                  8,054,772
                                                                                                        --------------------
                     Oilfield Services/Equipment (1.2%)
         44,514      Baker Hughes Inc.                                                                            2,552,878
         42,119      BJ Services Co.                                                                              1,543,661
         66,418      Halliburton Co.                                                                              4,227,506
         22,657      National OilwellVarco, Inc.*                                                                 1,373,467
         76,870      Schlumberger Ltd. (Netherlands Antilles)                                                     7,358,765
         18,398      Weatherford International Ltd. (Bermuda)*                                                    1,278,845
                                                                                                        --------------------
                                                                                                                 18,335,122
                                                                                                        --------------------
                     Other Consumer Services (0.8%)
         19,109      Apollo Group, Inc. (Class A)*                                                                1,360,561
         42,420      Block (H.&R.), Inc.                                                                          1,036,745
        136,717      Cendant Corp.                                                                                2,429,461
        145,063      eBay, Inc.*                                                                                  6,500,273
                                                                                                        --------------------
                                                                                                                 11,327,040
                                                                                                        --------------------
                     Other Consumer Specialties (0.1%)
         19,074      Fortune Brands, Inc.                                                                         1,487,009
                                                                                                        --------------------

                     Other Metals/Minerals (0.1%)
         12,668      Phelps Dodge Corp.                                                                           1,718,668
                                                                                                        --------------------

                     Packaged Software (3.4%)
         64,233      Adobe Systems, Inc.                                                                          2,094,638
         29,844      Autodesk, Inc.                                                                               1,245,092
         28,478      BMC Software, Inc.*                                                                            583,514
         60,540      Computer Associates International, Inc.                                                      1,725,995
         50,706      Compuware Corp.*                                                                               468,016
         23,682      Intuit Inc.*                                                                                 1,268,645
         11,316      Mercury Interactive Corp.*                                                                     314,585
      1,203,803      Microsoft Corp.                                                                             33,357,381
         49,913      Novell, Inc.*                                                                                  388,323
        492,778      Oracle Corp.*                                                                                6,194,219
         35,582      Parametric Technology Corp.*                                                                   208,155
        156,513      Symantec Corp.*                                                                              2,765,585
                                                                                                        --------------------
                                                                                                                 50,614,148
                                                                                                        --------------------
                     Personnel Services (0.1%)
         15,914      Monster Worldwide, Inc.*                                                                       619,055
         22,123      Robert Half International, Inc.                                                                846,426
                                                                                                        --------------------
                                                                                                                  1,465,481
                                                                                                        --------------------
                     Pharmaceuticals: Generic Drugs (0.1%)
         28,564      Mylan Laboratories, Inc.                                                                       596,702
         13,619      Watson Pharmaceuticals, Inc.*                                                                  454,330
                                                                                                        --------------------
                                                                                                                  1,051,032
                                                                                                        --------------------
                     Pharmaceuticals: Major (5.7%)
        203,107      Abbott Laboratories                                                                          7,659,165
        255,562      Bristol-Myers Squibb Co.                                                                     5,517,584
        388,687      Johnson & Johnson                                                                           24,001,422
        148,149      Lilly (Eli) & Co.                                                                            7,481,524
        286,885      Merck & Co., Inc.                                                                            8,434,419
        963,063      Pfizer, Inc.                                                                                20,416,936
        192,910      Schering-Plough Corp.                                                                        3,727,021
        175,244      Wyeth                                                                                        7,283,141
                                                                                                        --------------------
                                                                                                                 84,521,212
                                                                                                        --------------------

                     Pharmaceuticals: Other (0.3%)
         17,089      Allergan, Inc.                                                                               1,708,900
         44,411      Forest Laboratories, Inc.*                                                                   1,735,138
         31,587      King Pharmaceuticals, Inc.*                                                                    496,863
                                                                                                        --------------------
                                                                                                                  3,940,901
                                                                                                        --------------------
                     Precious Metals (0.3%)
         23,172      Freeport-McMoRan Copper & Gold, Inc. (Class B)                                               1,207,493
         58,303      Newmont Mining Corp.                                                                         2,688,934
                                                                                                        --------------------
                                                                                                                  3,896,427
                                                                                                        --------------------
                     Property - Casualty Insurers (1.3%)
         41,418      ACE Ltd. (Cayman Islands)                                                                    2,298,699
         85,819      Allstate Corp. (The)                                                                         4,814,446
         25,916      Chubb Corp. (The)                                                                            2,509,705
         22,839      Cincinnati Financial Corp.                                                                   1,017,021
         25,768      Progressive Corp. (The)                                                                      3,169,206
         88,261      St. Paul Travelers Companies, Inc. (The)                                                     4,106,784
         18,345      XL Capital Ltd. (Class A) (Cayman Islands)                                                   1,217,741
                                                                                                        --------------------
                                                                                                                 19,133,602
                                                                                                        --------------------
                     Publishing: Books/Magazines (0.0%)
          5,478      Meredith Corp.                                                                                 279,378
                                                                                                        --------------------

                     Publishing: Newspapers (0.3%)
          7,687      Dow Jones & Co., Inc.                                                                          262,204
         31,885      Gannett Co., Inc.                                                                            1,964,754
          9,067      Knight-Ridder, Inc.                                                                            547,647
         18,982      New York Times Co. (The) (Class A)                                                             522,005
         34,645      Tribune Co.                                                                                  1,107,601
                                                                                                        --------------------
                                                                                                                  4,404,211
                                                                                                        --------------------
                     Pulp & Paper (0.3%)
         34,001      Georgia-Pacific Corp.                                                                        1,607,907
         64,091      International Paper Co.                                                                      2,020,789
         24,041      MeadWestvaco Corp.                                                                             672,908
                                                                                                        --------------------
                                                                                                                  4,301,604
                                                                                                        --------------------
                     Railroads (0.6%)
         48,795      Burlington Northern Santa Fe Corp.                                                           3,229,253
         28,349      CSX Corp.                                                                                    1,378,895
         52,858      Norfolk Southern Corp.                                                                       2,338,438
         34,466      Union Pacific Corp.                                                                          2,638,028
                                                                                                        --------------------
                                                                                                                  9,584,614
                                                                                                        --------------------
                     Real Estate Investment Trusts (0.7%)
         12,479      Apartment Investment & Management Co. (Class A)                                                483,312
         27,668      Archstone-Smith Trust                                                                        1,156,799
         53,647      Equity Office Properties Trust                                                               1,672,713
         37,520      Equity Residential                                                                           1,529,315
         24,038      Plum Creek Timber Co., Inc.                                                                    936,520
         32,277      ProLogis                                                                                     1,464,085
         10,800      Public Storage, Inc.                                                                           762,480
         23,923      Simon Property Group, Inc.                                                                   1,849,487
         15,405      Vornado Realty Trust                                                                         1,314,817
                                                                                                        --------------------
                                                                                                                 11,169,528
                                                                                                        --------------------
                     Recreational Products (0.3%)
         12,711      Brunswick Corp.                                                                                499,415
         39,659      Electronic Arts, Inc.*                                                                       2,235,181
         23,389      Hasbro, Inc.                                                                                   477,603
         52,750      Mattel, Inc.                                                                                   878,288
                                                                                                        --------------------
                                                                                                                  4,090,487
                                                                                                        --------------------
                     Regional Banks (1.3%)
         45,790      AmSouth Bancorporation                                                                       1,217,556
         16,249      Compass Bancshares, Inc.                                                                       787,427
         72,667      Fifth Third Bancorp                                                                          2,926,300
         16,348      First Horizon National Corp.                                                                   636,264
         10,557      M&T Bank Corp.                                                                               1,142,479
         27,073      Marshall & Ilsley Corp.                                                                      1,163,598
         62,511      North Fork Bancorporation, Inc.                                                              1,687,797
         24,252      Northern Trust Corp.                                                                         1,277,838
         40,737      Synovus Financial Corp.                                                                      1,146,747
        238,810      U.S. Bancorp                                                                                 7,231,167
         11,770      Zions Bancorporation                                                                           890,165
                                                                                                        --------------------
                                                                                                                 20,107,338
                                                                                                        --------------------
                     Restaurants (0.8%)
         17,552      Darden Restaurants, Inc.                                                                       628,011
        163,337      McDonald's Corp.                                                                             5,528,957
        100,412      Starbucks Corp.*                                                                             3,057,545
         15,095      Wendy's International, Inc.                                                                    766,524
         37,293      Yum! Brands, Inc.                                                                            1,819,525
                                                                                                        --------------------
                                                                                                                 11,800,562
                                                                                                        --------------------
                     Savings Banks (0.6%)
         33,388      Golden West Financial Corp.                                                                  2,163,209
         47,257      Sovereign Bancorp, Inc.                                                                      1,033,038
        130,347      Washington Mutual, Inc.                                                                      5,368,993
                                                                                                        --------------------
                                                                                                                  8,565,240
                                                                                                        --------------------

                     Semiconductors (2.9%)
         52,051      Advanced Micro Devices, Inc.*                                                                1,362,695
         48,680      Altera Corp.*                                                                                  888,897
         48,660      Analog Devices, Inc.                                                                         1,845,187
         39,914      Applied Micro Circuits Corp.*                                                                  105,373
         36,937      Broadcom Corp. (Class A)*                                                                    1,719,048
         52,931      Freescale Semiconductor Inc. (Class B)*                                                      1,365,620
        796,139      Intel Corp.                                                                                 21,240,989
         40,087      Linear Technology Corp.                                                                      1,495,646
         51,053      LSI Logic Corp.*                                                                               419,145
         42,845      Maxim Integrated Products, Inc.                                                              1,565,985
         80,507      Micron Technology, Inc.*                                                                     1,148,030
         44,851      National Semiconductor Corp.                                                                 1,160,744
         22,042      NVIDIA Corp.*                                                                                  797,259
         23,813      PMC - Sierra, Inc.*                                                                            187,408
        212,076      Texas Instruments Inc.                                                                       6,888,228
         45,666      Xilinx, Inc.                                                                                 1,207,409
                                                                                                        --------------------
                                                                                                                 43,397,663
                                                                                                        --------------------
                     Services to the Health Industry (0.4%)
         19,421      Express Scripts, Inc.*                                                                       1,640,298
         29,500      IMS Health Inc.                                                                                721,275
         17,655      Laboratory Corp. of America Holdings*                                                          916,118
         39,773      Medco Health Solutions Inc.*                                                                 2,133,821
         21,749      Quest Diagnostics Inc.                                                                       1,089,407
                                                                                                        --------------------
                                                                                                                  6,500,919
                                                                                                        --------------------
                     Specialty Insurance (0.2%)
         13,976      Ambac Financial Group, Inc.                                                                  1,071,819
         17,515      MBIA Inc.                                                                                    1,082,077
         12,158      MGIC Investment Corp.                                                                          791,486
                                                                                                        --------------------
                                                                                                                  2,945,382
                                                                                                        --------------------
                     Specialty Stores (0.5%)
         23,562      AutoNation, Inc.*                                                                              488,205
          7,266      AutoZone, Inc.*                                                                                647,110
         38,642      Bed Bath & Beyond Inc.*                                                                      1,648,468
         41,336      Office Depot, Inc.*                                                                          1,226,852
          9,240      OfficeMax Inc.                                                                                 269,623
         96,021      Staples, Inc.                                                                                2,218,085
         18,611      Tiffany & Co.                                                                                  757,468
                                                                                                        --------------------
                                                                                                                  7,255,811
                                                                                                        --------------------
                     Specialty Telecommunications (0.1%)
         16,981      CenturyTel, Inc.                                                                               562,071
         44,840      Citizens Communications Co.                                                                    585,162
        199,270      Qwest Communications International, Inc.*                                                    1,044,175
                                                                                                        --------------------
                                                                                                                  2,191,408
                                                                                                        --------------------
                     Steel (0.2%)
         10,993      Allegheny Technologies Inc.                                                                    362,549
         20,414      Nucor Corp.                                                                                  1,369,371
         14,928      United States Steel Corp.                                                                      710,573
                                                                                                        --------------------
                                                                                                                  2,442,493
                                                                                                        --------------------
                     Telecommunication Equipment (1.7%)
         15,223      ADC Telecommunications, Inc.*                                                                  311,006
         21,227      Andrew Corp.*                                                                                  232,011
         75,519      CIENA Corp.*                                                                                   225,802
         26,303      Comverse Technology, Inc.*                                                                     689,402
        192,346      Corning, Inc.*                                                                               3,895,007
        580,784      Lucent Technologies Inc.*                                                                    1,620,387
        322,617      Motorola, Inc.                                                                               7,771,844
        213,038      QUALCOMM Inc.                                                                                9,686,838
         58,472      Tellabs, Inc.*                                                                                 599,923
                                                                                                        --------------------
                                                                                                                 25,032,220
                                                                                                        --------------------
                     Tobacco (1.4%)
        271,183      Altria Group, Inc.                                                                          19,739,411
         11,170      Reynolds American, Inc.                                                                        994,353
         21,477      UST, Inc.                                                                                      828,583
                                                                                                        --------------------
                                                                                                                 21,562,347
                                                                                                        --------------------
                     Tools/Hardware (0.1%)
         10,513      Black & Decker Corp.                                                                           923,147
          7,554      Snap-On, Inc.                                                                                  282,293
          9,487      Stanley Works (The)                                                                            455,376
                                                                                                        --------------------
                                                                                                                  1,660,816
                                                                                                        --------------------
                     Trucks/Construction/Farm Machinery (0.6%)
         88,431      Caterpillar Inc.                                                                             5,109,543
          6,074      Cummins Inc.                                                                                   540,586
         31,515      Deere & Co.                                                                                  2,185,565
          8,061      Navistar International Corp.*                                                                  228,691
         22,400      PACCAR, Inc.                                                                                 1,609,664
                                                                                                        --------------------
                                                                                                                  9,674,049
                                                                                                        --------------------

                     Wholesale Distributors (0.1%)
         22,744      Genuine Parts Co.                                                                            1,007,787
          9,897      Grainger (W.W.), Inc.                                                                          695,066
                                                                                                        --------------------
                                                                                                                  1,702,853
                                                                                                        --------------------
                     TOTAL COMMON STOCKS
                       (Cost $1,260,307,785)                                                                  1,476,124,357
                                                                                                        --------------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS
----------------
                     SHORT-TERM INVESTMENT (1.0%)
                     REPURCHASE AGREEMENT
        $14,390      Joint repurchase agreement account  4.01% due 12/01/05
                     (dated 11/30/05; proceeds $14,391,601)(a)
                     (Cost $ 14,390,000)
                                                                                                                 14,390,000
                                                                                                        --------------------

                     TOTAL INVESTMENTS
                       (Cost $1,274,697,785)(b)(c)                                   99.9%                    1,490,514,357
                     OTHER ASSETS IN EXCESS OF LIABILITIES                            0.1                         2,120,508
                                                                                 --------------         --------------------
                     NET ASSETS                                                     100.0%                   $1,492,634,865
                                                                                 ==============         ====================

----------------------------------------------------

     *   Non-income producing security.

     **  A portion of this security has been physically segregated in connection with open futures contracts in the amount of $803,250.

     +   Affiliate of the fund

     (a) Collateralized by federal agency and U.S. Treasury obligations.

     (b) Securities have been designated as collateral in an amount equal to
         $15,980,072 in connection with open futures contracts.

     (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $412,263,686 and the aggregate gross unrealized depreciation is $196,447,114 , resulting in net unrealized appreciation of $215,816,572.

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2005:

   NUMBER OF                         DESCRIPTION, DELIVERY         UNDERLYING FACE         UNREALIZED
   CONTRACTS      LONG/SHORT            MONTH AND YEAR             AMOUNT AT VALUE        APPRECIATION
-----------------------------------------------------------------------------------------------------------

      275            Long           S&P 500 Index E-Mini             $17,202,625            $418,615
                                    December 2005

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006

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                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

I have reviewed this report on Form N-Q of Morgan Stanley S&P 500 Index Fund;

1.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

2.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

3.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

4.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 19, 2006
                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

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                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley S&P 500 Index
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 19, 2006
                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial Officer

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